Schedule of accrued expenses (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued payables	$ 2,135,491	$ 2,058,395
Employment taxes payable	2,589,397	1,070,456
Other accrued expenses	63,346	(336)
Total accrued expenses	$ 4,788,234	$ 3,128,515